Annual Total Returns (Vanguard Federal Money Market Fund - Investor Shares Participant) (Vanguard Federal Money Market Fund, Vanguard Federal Money Market Fund - Investor Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Annual Total Return
2013	0.02%
2012	0.01%
2011	0.01%
2010	0.02%
2009	0.40%
2008	2.53%
2007	5.07%
2006	4.81%
2005	2.96%
2004	1.08%